Note 31 - Non Controlling Interest (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	€ 3,512,000,000	€ 5,400,000,000	€ 3,514,000,000
Garanti Turkiye Bankasi Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	524,000,000	585,000,000	883,000,000
Total Non Controlling Interests	4,240,000,000	4,058,000,000	4,903,000,000
BBVA Peru [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	236,000,000	227,000,000	208,000,000
Total Non Controlling Interests	1,334,000,000	1,167,000,000	1,059,000,000
Bbva Argentina [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	60,000,000	(18,000,000)	93,000,000
Total Non Controlling Interests	422,000,000	352,000,000	420,000,000
BBVA Colombia Group
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	11,000,000	9,000,000	7,000,000
Total Non Controlling Interests	76,000,000	67,000,000	65,000,000
Bbva Venezuela [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	(1,000,000)	(5,000,000)	(2,000,000)
Total Non Controlling Interests	71,000,000	67,000,000	78,000,000
Other [Member]
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	4,000,000	30,000,000	55,000,000
Total Non Controlling Interests	57,000,000	53,000,000	454,000,000
Total Member
Non Controllling Interest Line Items
Profit Loss Attributable To Non controlling Interests	833,000,000	827,000,000	1,243,000,000
Total Non Controlling Interests	€ 6,201,000,000	€ 5,764,000,000	€ 6,979,000,000